As filed with the Securities and Exchange Commission on March 16, 2006

Registration No. 333-61135

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

SEC File # 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 130	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:
Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 20, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ___________________ pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ____________________.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000274, as filed on April 22, 2005, and incorporated by reference herein.)

Supplement Dated March 20, 2006 to Prospectus Dated May 1, 2005 for
Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II, Pacific Select Performer 500,
Pacific Select Accumulator and M’s Versatile Product Flexible Premium Variable Life Insurance
Policies, and Pacific Select Estate Preserver, Pacific Select Estate Preserver II, Pacific Select
Estate Preserver III, Pacific Select Estate Preserver IV, Pacific Select Estate Preserver V and M’s
Versatile Product-Survivorship Last Survivor Flexible Premium Variable Life Insurance Policies
and Pacific Select Estate Maximizer Modified Single Premium Life Insurance Policy
(each a “policy”) Issued by Pacific Life Insurance Company (“Pacific Life”)

You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund’s prospectus. You should read the prospectus carefully.

This supplement must be preceded or accompanied by the applicable prospectus dated May 1, 2005. This supplement includes information previously added to the prospectus dated May 1, 2005 by supplements dated August 15, 2005, September 6, 2005 and December 12, 2005. Changes described in this supplement are effective immediately, unless otherwise noted.

Policy basics is changing
The following replaces the first paragraph of Timing of payments, forms and requests: Effective date:

Once your policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the appropriate mailing address that appears on the back cover of this prospectus. Any application, premium payment, form, request or any other correspondence sent to any Pacific Life address other than to the mailing address appearing on the back cover, will not be deemed received in proper order and may result in a processing delay.

The Blue Chip portfolio has a new manager	Effective January 1, 2006, Loomis, Sayles & Company, L.P. became the portfolio manager of the Blue Chip portfolio.

The name of the Blue Chip portfolio has changed
Effective January 1, 2006, the Blue Chip variable investment option changed its name to Large-Cap Growth variable investment option.

This new name reflects the change in name of the underlying portfolio of Pacific Select Fund. Throughout the prospectus or any supplement thereof, any reference to the Blue Chip portfolio, variable account or variable investment option is changed to refer to the Large-Cap Growth portfolio, variable account or variable investment option.

Substitution of the Equity Income portfolio Other terms of your policy will not change as a result of the substitution and reorganization transactions described in this supplement.
Effective April 28, 2006 (the “substitution date”), shares of the Equity Income portfolio will be automatically redeemed and shares of the American Funds Growth-Income portfolio will be purchased. At the same time, accumulation units of the Equity Income variable account will be automatically exchanged for accumulation units of equal value of the American Funds Growth-Income variable account.

The Equity Income portfolio and corresponding Equity Income variable account will cease to exist.

On the substitution date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Equity Income investment option will be deemed an instruction for the American Funds Growth-Income investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

You need not take any action regarding the substitution. The exchange of the Equity Income variable account accumulation units for accumulation units of equal value of the American Funds Growth-Income variable account will occur automatically on the substitution date.

If the substitution is postponed or terminated, the corresponding transfer of variable account assets for the substitution will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the substitution, you may transfer from:

     • the Equity Income investment option during the period between March 29, 2006 and the substitution date, or

• the American Funds Growth-Income investment option during the period between the substitution date and May 28, 2006, if you received shares of the American Funds Growth-Income investment option in the substitution.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

     • any transfer fees that may be assessed in the future.

However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

Reorganization of the Financial Services and Aggressive Growth portfolios
Effective April 28, 2006 (the “reorganization date”), the following transactions (the “reorganization”) are scheduled to occur:

     • shares of the Financial Services portfolio will be transferred to the Large-Cap Value portfolio, and

• shares of the Aggressive Growth portfolio will be transferred to the Mid-Cap Growth portfolio.

At the same time that the reorganization occurs, accumulation units of the Financial Services variable account will automatically be transferred to the Large-Cap Value variable account in exchange for accumulation units of equal value of the Large-Cap Value variable account and accumulation units of the Aggressive Growth variable account will automatically be transferred to the Mid-Cap Growth variable account in exchange for accumulation units of equal value of the Mid-Cap Growth variable account.
The Financial Services and Aggressive Growth portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates:

     1) the Financial Services investment option will be deemed an instruction for the Large-Cap Value investment option; and/or

2) the Aggressive Growth investment option will be deemed an instruction for the Mid-Cap Growth investment option.

This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

2

You need not take any action regarding the reorganization. The exchange of the Financial Services variable account accumulation units for accumulation units of equal value of the Large-Cap Value variable account and the exchange of Aggressive Growth variable account accumulation units for accumulation units of equal value of the Mid-Cap Growth variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization, you may transfer from:

     • the Financial Services and/or the Aggressive Growth Income investment option during the period between March 29, 2006 and the reorganization date, or

     • the Large-Cap Value and/or the Mid-Cap Growth investment option during the period between the reorganization date and May 28, 2006, if you received shares of the Large-Cap Value and/or the Mid-Cap Growth investment option in the substitution.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

• any transfer fees that may be assessed in the future.

However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

The International Value portfolio will have a new manager	Effective May 1, 2006, Alliance Capital Management L.P. (AllianceBernstein) will be the portfolio manager of the International Value portfolio.

The following new variable Investment options will be available	Effective May 1, 2006, the following new variable investment options will be added: • International Small-Cap • Diversified Bond

For more complete information on each of these underlying portfolios, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolios. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolios is not complete and may be changed. A registration statement for the shares of the portfolios has been filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolios.

How premiums work: Allocating your premiums is changing
The following is added to Portfolio optimization:

The models. Information concerning the portfolio optimization models that will become available on May 5, 2006 is described below. For more information regarding the portfolio optimization models currently available, see Appendix 1. You should review this information carefully before selecting or changing a model.

3

The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and do not tolerate short- term market swings.	Your focus is on keeping pace with inflation and you can tolerate a moderate level of risk.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	10%	6%	1%	2%	2%

Bonds	67	50	39	18	6

Domestic Stocks	17	32	42	56	61

International Stocks	6	12	18	24	31

Portfolio Optimization Model Target Allocations as of May 5, 2006

	Model A	Model B	Model C	Model D	Model E

American Funds Growth-Income	—	—	3%	5%	8%

American Funds Growth	—	2%	3	6	8

International Small-Cap	—	—	2	3	3

Diversified Research	2%	4	4	4	4

Short Duration Bond	23	12	8	2	—

Growth LT	—	—	3	3	3

Diversified Bond	6	5	3	2	—

Mid-Cap Value	4	6	8	12	10

Large-Cap Growth	—	5	5	4	4

International Value	3	5	5	5	12

International Large-Cap	2	6	8	13	13

Equity Index	—	—	2	4	4

Small-Cap Index	—	—	—	2	2

Fasciano Small Equity	—	—	—	2	3

Small-Cap Value	—	2	2	—	—

Main Street Core	8	7	6	4	2

Emerging Markets	—	—	3	4	4

Managed Bond	17	14	11	3	—

Inflation Managed	16	13	11	6	—

Money Market	8	4	—	—	—

High Yield Bond	5	4	2	—	—

Large-Cap Value	4	5	5	6	6

Comstock	2	4	4	4	4

Mid-Cap Growth	—	2	2	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

4

Your investment options is changing	The following replaces information regarding the Blue Chip portfolio and the International portfolio in the chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Value	Long-term capital appreciation.	Equity securities of large non-U.S. equity companies believed to be undervalued.	Alliance Capital Management L.P.

Large-Cap Growth	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large-capitalization growth companies.	Loomis, Sayles & Company, L.P.

The following is added to chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Small-Cap	Long-term growth of capital.	Equity securities of non-U.S. companies with small market capitalizations.	Batterymarch Financial Management, Inc.

Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of domestic and foreign issuers.	J.P. Morgan Investment Management, Inc.

Your investment options: Transferring among investment options and market-timing is amended
The following is added as the fifth bullet in the Transfers subsection:

Transfers of accumulated value from the loan account into your investment options following a loan payment is excluded from the transfer limitations described in the prospectus.

Transfers to or from a variable investment option cannot be made before the seventh calendar day following the last transfer to or from the same variable investment option. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research variable investment option on Monday, you may not make any transfers to or from that variable investment option before the following Monday. Transfers to or from the Money Market variable investment option are excluded from this limitation.

Withdrawals, surrenders and loans: Taking out a loan is revised
Paying off your loan is revised:

You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we’ll generally transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the fixed options, up to the amount originally transferred from the fixed options to the loan account. We’ll then transfer any excess amount to your variable investment options according to your most recent allocation instructions.

You can make monthly loan payments using our electronic funds transfer plan. Here’s how it works:

     • You authorize us to withdraw a specified amount from your checking account each month by completing an electronic funds transfer form. Please contact us or your registered representative for a copy of this form.

     • You can choose any day between the 4th and 28th of the month for us to make the withdrawal.

• Loan payments made by the electronic funds transfer plan must be at least $50.

5

About Pacific Life is changing
The following is added to Distribution arrangements:

We may agree to reduce or waive some or all of the policy charges and/or credit additional amounts under our policies, for a policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to policies owned by eligible persons if such policies are purchased directly through PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/ dealer nor will commissions be payable to any broker/ dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, policy changes and other matters relating to their policies. The amount credited to policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible person’s policy after the free look transfer date has occurred, or, if premiums are paid using the monthly electronic funds transfer plan, on the first policy anniversary.

The following replaces State regulation:

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we’re subject to the insurance laws and regulations of the other states and jurisdictions in which we’re licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year.

Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

The second paragraph of Legal proceedings and legal matters is replaced with:

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under Nebraska law, and the validity of the forms of the policies under Nebraska law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert LLP.

6

APPENDIX 1

If you select a portfolio optimization model, until May 4, 2006, your net premium payments or accumulated value, as applicable, will be allocated to the investment options according to the model you select as indicated in the charge below. On May 5, 2006, we will automatically update your model to the portfolio optimization model allocations shown under How premiums work: Allocating your premiums in this supplement. However, if your policy was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new model after the annual analysis.

The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and require investments that generate some level of income.	Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	13%	6%	3%	3%	2%

Bonds	62	49	37	20	5

Domestic Stocks	20	34	44	59	70

International Stocks	5	11	16	18	23

Portfolio Optimization Model Target Allocations as of May 6, 2005

	Model A	Model B	Model C	Model D	Model E

Large-Cap Growth	—	6%	4%	4%	4%

American Funds Growth-Income	—	—	3	4	8

American Funds Growth	—	—	3	6	10

Diversified Research	3%	4	4	3	3

Short Duration Bond	24	16	7	4	—

Growth LT	—	—	2	2	5

Mid-Cap Value	4	7	8	12	7

International Value	3	5	5	5	9

International Large-Cap	3	8	10	13	15

Equity Index	—	—	2	6	7

Small-Cap Index	—	—	3	3	2

Fasciano Small Equity	—	—	—	4	5

Small-Cap Value	—	3	2	—	—

Main Street Core	7	7	7	6	4

Emerging Markets	—	—	4	4	4

Managed Bond	19	16	14	6	—

Inflation Managed	14	13	11	6	—

Money Market	10	3	—	—	—

High Yield Bond	6	4	3	—	—

Large-Cap Value	4	5	5	6	7

Comstock	3	3	3	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

7

Supplement Dated March 20, 2006 to Prospectus Dated May 1, 2005 for
M’s Versatile Product Flexible Premium Variable Life Insurance Policy
(the “policy”) Issued by Pacific Life Insurance Company (“Pacific Life”)

You’ll find an explanation of what terms mean in your policy prospectus or in the prospectuses for the funds underlying the available investment options. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the Pacific Select Fund’s prospectus. You should read the prospectus carefully.

This supplement must be preceded or accompanied by the applicable prospectus dated May 1, 2005. This supplement includes information previously added to the prospectus dated May 1, 2005 by supplements dated August 15, 2005, September 6, 2005 and December 12, 2005. Changes described in this supplement are effective immediately, unless otherwise noted.

Fee tables is amended	The following is added under Optional benefits in the chart titled Transaction fees:

Charge	When charge is deducted	Amount deducted

Long term performance rider

Preferred mortality and expense risk face amount charge	Monthly, beginning on policy date for at least the first policy year	$0.00—$10.59 per $1,000 of face amount*

Charge during the first 10 policy years for a male non-smoker who is age 45 at policy issue, and the policy is issued with guideline premium test and Death Benefit Option A		$0.32 per $1,000 of face amount

Maximum surrender charge	Upon full surrender of policy during the first 10 policy years	$0.26—$76.31 per $1,000 of face amount**

Surrender charge at end of policy year 1 for a male non-smoker who is age 45 at policy issue, and the policy is issued with guideline premium test and Death Benefit Option A		$13.80 per $1,000 of face amount

*	The mortality and expense risk face amount charge under the rider replaces the mortality and expense risk face amount charge for a base policy without long term performance rider coverage. The mortality and expense risk face amount charge for a policy without the long term performance rider ranges from $0.06—$2.30 per $1,000 of coverage segment. For the sample policy shown above, without the long-term performance rider, the monthly mortality and expense risk face amount charge would be $0.36 per $1,000 of face amount at issue.

**	The surrender charge under the rider replaces the maximum surrender charge for a base policy without long term performance rider coverage. The maximum surrender charge for a policy without the long term performance rider ranges from $0.26—$10.59 upon full surrender of policy for any coverage segment that has been in effect for less than 10 policy years. For the sample policy shown above, without the long-term performance rider, the maximum surrender charge would be $1.88 per $1,000 of face amount. The charge for this rider is the increase in surrender charge if the policy is surrendered during the first 10 policy years. The rider also has a minimum premium requirement to remain in force. Annual cumulative premium paid less withdrawals must be equal to or greater than 90% of the guideline level premium or the 7-pay premium at policy issue, whichever is less. If you elect this rider, the policy specifications will show the long term performance rider minimum premium amount, and the surrender charges you will pay if you surrender the policy while the rider is in force.

The following is added under Optional benefits, minimum and maximum in the chart titled Periodic charges other than Pacific Select Fund operating expenses :

	When charge is	Amount deducted—	Amount deducted—
Charge	deducted	Maximum Guaranteed Charge	Current Charges

Guaranteed minimum distribution rider	Monthly, beginning on policy date	0.05% annually (0.0042% monthly) of the policy’s accumulated value less outstanding loan amount before exercise of the rider	Same

		0.50% annually (0.042% monthly) of the rider’s guaranteed distribution basis*** after exercise of the rider	Same

Reset charge	At time of rider reset	0%—25% of the reset charge basis**** 0 years—25% 1 year = 15% 2 years = 12% 3 years = 10% 4 years = 8% 5+ years = 0%	Same

	When charge is	Amount deducted—	Amount deducted—
Charge	deducted	Maximum Guaranteed Charge	Current Charges

Minimum earnings benefit rider	Monthly, beginning on policy date	0.10% of the alternate accumulated value***** on the monthly payment date	0.05% of the alternate accumulated value on the monthly payment date

***	The guaranteed distribution basis is equal to the accumulated value less any outstanding policy debt on the exercise effective date. The exercise effective date is the monthly payment date on or next following the date we received your written request to exercise this rider or, if later, the date all conditions to exercise the rider have been met. If you exercise your right to reset this rider, the date the rider is reset will become the new exercise effective date.

****	The reset charge basis calculated if you elect to reset this rider is equal to your policy’s accumulated value less any outstanding policy debt immediately prior to resetting the rider, plus the total distributions taken since the most recent exercise effective date, and minus the guaranteed distribution basis prior to reset. The reset charge rate varies depending upon the number of policy years elapsed from the most recent exercise effective date for the rider. The reset charge rates for your policy will be shown in your policy specifications pages.

*****	The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the policy. It is based on actual premiums paid less an alternate premium load, actual monthly deductions taken from the policy’s accumulated value, and an alternate accumulated value monthly factor representing an annual interest crediting rate. The alternate accumulated value monthly factor will never be less than 1.00295 (3.6% annually), and the alternate premium load rate will never exceed 25% of premiums paid. The rider also has a minimum premium requirement to remain in force. Cumulative premium paid by the end of the 9th policy year must be equal to or greater than the rider’s minimum premium requirement, which will never exceed 450% of the guideline level premiums at policy issue. The alternate accumulated value monthly factor, alternate premium load and minimum premium requirement are shown in the policy specifications.

Policy basics is changing
The following replaces the first paragraph of Timing of payments, forms and requests: Effective date:

Once your policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the appropriate mailing address that appears on the back cover of this prospectus. Any application, premium payment, form, request or any other correspondence sent to any Pacific Life address other than to the mailing address appearing on the back cover, will not be deemed received in proper order and may result in a processing delay.

Three new optional riders are available	The following is added to the bullet list in The Death Benefit: Optional riders:

For more information about currently available portfolio optimization models, see How premiums work. For more information regarding your investment options, see Your investment options.	• Guaranteed minimum distribution rider

Guarantees minimum annual distributions from the policy’s accumulated value over a specified period of time following exercise of the rider. Exercise of this rider requires an accumulated value in excess of the policy’s face amount. At the time you exercise this rider, and while the rider is in force, your policy’s accumulated value must be allocated to the fixed options and/or one of the asset allocation models established and maintained by us. Not all asset allocation models we offer under any asset allocation program may be eligible for use with this rider. Currently, portfolio optimization Model E is not available for use with this rider.

• Long-term performance rider

Improves long-term performance by reducing monthly deductions from the policy’s accumulated value. The rider increases the surrender charge you will pay if you surrender the policy during the first 10 policy years. Before adding this rider you should consider whether you expect to make sufficient premium payments to keep the reduced monthly deductions in effect, or if you will surrender the policy during the period while the increased surrender charge is in effect.

2

• Minimum earnings benefit rider

Allows allocation to the variable options while providing minimum earnings protection at rider maturity. While this rider is in force, your policy’s accumulated value must be allocated to the fixed options and/or one of the asset allocation models established and maintained by us. This means you will not be able to allocate among the available investment options at your discretion. Not all asset allocation models we offer under any asset allocation program may be eligible for use with this rider. Currently, portfolio optimization Model E is not available for use with this rider.

The Blue Chip portfolio has a new manager	Effective January 1, 2006, Loomis, Sayles & Company, L.P. became the portfolio manager of the Blue Chip portfolio.

The name of the Blue Chip portfolio has changed
Effective January 1, 2006, the Blue Chip variable investment option changed its name to Large-Cap Growth variable investment option.

This new name reflects the change in name of the underlying portfolio of Pacific Select Fund. Throughout the prospectus or any supplement thereof, any reference to the Blue Chip portfolio, variable account or variable investment option is changed to refer to the Large-Cap Growth portfolio, variable account or variable investment option.

Substitution of the Equity Income portfolio Other terms of your policy will not change as a result of the substitution and reorganization transactions described in this supplement.
Effective April 28, 2006 (the “substitution date”), shares of the Equity Income portfolio will be automatically redeemed and shares of the American Funds Growth-Income portfolio will be purchased. At the same time, accumulation units of the Equity Income variable account will be automatically exchanged for accumulation units of equal value of the American Funds Growth-Income variable account.

The Equity Income portfolio and corresponding Equity Income variable account will cease to exist.

On the substitution date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Equity Income investment option will be deemed an instruction for the American Funds Growth-Income investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

You need not take any action regarding the substitution. The exchange of the Equity Income variable account accumulation units for accumulation units of equal value of the American Funds Growth-Income variable account will occur automatically on the substitution date.

If the substitution is postponed or terminated, the corresponding transfer of variable account assets for the substitution will also be postponed or terminated. We will notify you if either of these events occur.

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the substitution, you may transfer from:

     • the Equity Income investment option during the period between March 29, 2006 and the substitution date, or

• the American Funds Growth-Income investment option during the period between the substitution date and May 28, 2006, if you received shares of the American Funds Growth-Income investment option in the substitution.

3

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

     • any transfer fees that may be assessed in the future.

However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

Reorganization of the Financial Services and Aggressive Growth portfolios
Effective April 28, 2006 (the “reorganization date”), the following transactions (the “reorganization”) are scheduled to occur:

     • shares of the Financial Services portfolio will be transferred to the Large-Cap Value portfolio, and

• shares of the Aggressive Growth portfolio will be transferred to the Mid-Cap Growth portfolio.

At the same time that the reorganization occurs, accumulation units of the Financial Services variable account will automatically be transferred to the Large-Cap Value variable account in exchange for accumulation units of equal value of the Large-Cap Value variable account and accumulation units of the Aggressive Growth variable account will automatically be transferred to the Mid-Cap Growth variable account in exchange for accumulation units of equal value of the Mid-Cap Growth variable account.
The Financial Services and Aggressive Growth portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates:

     1) the Financial Services investment option will be deemed an instruction for the Large-Cap Value investment option; and/or

2) the Aggressive Growth investment option will be deemed an instruction for the Mid-Cap Growth investment option.

This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

You need not take any action regarding the reorganization. The exchange of the Financial Services variable account accumulation units for accumulation units of equal value of the Large-Cap Value variable account and the exchange of Aggressive Growth variable account accumulation units for accumulation units of equal value of the Mid-Cap Growth variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

4

Starting March 29, 2006, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization, you may transfer from:

     • the Financial Services and/or the Aggressive Growth Income investment option during the period between March 29, 2006 and the reorganization date, or

     • the Large-Cap Value and/or the Mid-Cap Growth investment option during the period between the reorganization date and May 28, 2006, if you received shares of the Large-Cap Value and/or the Mid-Cap Growth investment option in the substitution.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards:

     • the transfer limitations described in your policy prospectus, or

• any transfer fees that may be assessed in the future.
However, any investment option into which you make your transfer will be subject to the transfer limitations described in your prospectus.
We do not currently assess transfer fees, but we reserve the right to do so, as stated in the prospectus.

The International Value portfolio will have a new manager	Effective May 1, 2006, Alliance Capital Management L.P. (AllianceBernstein) will be the portfolio manager of the International Value portfolio.

The following new variable Investment options will be available	Effective May 1, 2006, the following new variable investment options will be added: • International Small-Cap • Diversified Bond

For more complete information on each of these underlying portfolios, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolios. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolios is not complete and may be changed. A registration statement for the shares of the portfolios has been filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolios.

How premiums work: Allocating your premiums is changing
The following is added to Portfolio optimization:

Some of the riders available under the policy require you to participate in an asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from portfolio optimization or allocate any portion of your net premium payments or accumulated value to a variable investment option that is not currently included in your model (as more fully described in each rider).

The models. Information concerning the portfolio optimization models that will become available on May 5, 2006 is described below. For more information regarding the portfolio optimization models currently available, see Appendix 1. You should review this information carefully before selecting or changing a model.

5

The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and do not tolerate short- term market swings.	Your focus is on keeping pace with inflation and you can tolerate a moderate level of risk.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	10%	6%	1%	2%	2%

Bonds	67	50	39	18	6

Domestic Stocks	17	32	42	56	61

International Stocks	6	12	18	24	31

Portfolio Optimization Model Target Allocations as of May 5, 2006

	Model A	Model B	Model C	Model D	Model E

American Funds Growth-Income	—	—	3%	5%	8%

American Funds Growth	—	2%	3	6	8

International Small-Cap	—	—	2	3	3

Diversified Research	2%	4	4	4	4

Short Duration Bond	23	12	8	2	—

Growth LT	—	—	3	3	3

Diversified Bond	6	5	3	2	—

Mid-Cap Value	4	6	8	12	10

Large-Cap Growth	—	5	5	4	4

International Value	3	5	5	5	12

International Large-Cap	2	6	8	13	13

Equity Index	—	—	2	4	4

Small-Cap Index	—	—	—	2	2

Fasciano Small Equity	—	—	—	2	3

Small-Cap Value	—	2	2	—	—

Main Street Core	8	7	6	4	2

Emerging Markets	—	—	3	4	4

Managed Bond	17	14	11	3	—

Inflation Managed	16	13	11	6	—

Money Market	8	4	—	—	—

High Yield Bond	5	4	2	—	—

Large-Cap Value	4	5	5	6	6

Comstock	2	4	4	4	4

Mid-Cap Growth	—	2	2	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

6

Your investment options is changing	The following replaces information regarding the Blue Chip portfolio and the International portfolio in the chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Value	Long-term capital appreciation.	Equity securities of large non-U.S. equity companies believed to be undervalued.	Alliance Capital Management L.P.

Large-Cap Growth	Long-term growth of capital. (Current income is of secondary importance.)	Equity securities of large-capitalization growth companies.	Loomis, Sayles & Company, L.P.

The following is added to chart appearing in Variable investment options:

Pacific Select Fund Portfolio	Investment Goal	The Portfolio’s Main Investments	Portfolio Manager
International Small-Cap	Long-term growth of capital.	Equity securities of non-U.S. companies with small market capitalizations.	Batterymarch Financial Management, Inc.

Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of domestic and foreign issuers.	J.P. Morgan Investment Management, Inc.

Your investment options: Transferring among investment options and market-timing is amended
The following is added as the fifth bullet in the Transfers subsection:

Transfers of accumulated value from the loan account into your investment options following a loan payment is excluded from the transfer limitations described in the prospectus.

Transfers to or from a variable investment option cannot be made before the seventh calendar day following the last transfer to or from the same variable investment option. If the seventh calendar day is not a business day, then a transfer may not occur until the next business day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Diversified Research variable investment option on Monday, you may not make any transfers to or from that variable investment option before the following Monday. Transfers to or from the Money Market variable investment option are excluded from this limitation.

Withdrawals, surrenders and loans: Taking out a loan is revised
Paying off your loan is revised:

You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we’ll generally transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the fixed options, up to the amount originally transferred from the fixed options to the loan account. We’ll then transfer any excess amount to your variable investment options according to your most recent allocation instructions.

You can make monthly loan payments using our electronic funds transfer plan. Here’s how it works:

     • You authorize us to withdraw a specified amount from your checking account each month by completing an electronic funds transfer form. Please contact us or your registered representative for a copy of this form.

     • You can choose any day between the 4th and 28th of the month for us to make the withdrawal.

• Loan payments made by the electronic funds transfer plan must be at least $50.

7

About Pacific Life is changing
The following is added to Distribution arrangements:

We may agree to reduce or waive some or all of the policy charges and/or credit additional amounts under our policies, for a policy sold to an eligible person. An eligible person meets criteria established by us, and may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, trustees of Pacific Funds, and immediate family members of such persons. We will credit additional amounts to policies owned by eligible persons if such policies are purchased directly through PSD. Under such circumstances, eligible persons will not be afforded the benefit of services of any other broker/ dealer nor will commissions be payable to any broker/ dealer in connection with such purchases. Eligible persons must contact us directly with servicing questions, policy changes and other matters relating to their policies. The amount credited to policies owned by eligible persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible person’s policy after the free look transfer date has occurred, or, if premiums are paid using the monthly electronic funds transfer plan, on the first policy anniversary.

The following replaces State regulation:

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we’re subject to the insurance laws and regulations of the other states and jurisdictions in which we’re licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year.
Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

The second paragraph of Legal proceedings and legal matters is replaced with:

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under Nebraska law, and the validity of the forms of the policies under Nebraska law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert LLP.

8

APPENDIX 1

If you select a portfolio optimization model, until May 4, 2006, your net premium payments or accumulated value, as applicable, will be allocated to the investment options according to the model you select as indicated in the charge below. On May 5, 2006, we will automatically update your model to the portfolio optimization model allocations shown under How premiums work: Allocating your premiums in this supplement. However, if your policy was purchased through Smith Barney, now known as Citigroup Global Markets Inc., or through Citicorp Investment Services (Citicorp), you must contact your registered representative if you want to move to a new model after the annual analysis.

The current asset class exposure and portfolio optimization model allocations shown in the chart below may change over time, based on the periodic review of the models and reallocations which reflect updated recommendations.

Model A Conservative	Model B Moderate-Conservative	Model C Moderate	Model D Moderate-Aggressive	Model E Aggressive

Investor Profile

You are looking for a relatively stable investment and require investments that generate some level of income.	Your focus is on keeping pace with inflation. Income generating investment and capital appreciation are desired.	You want the opportunity for long-term moderate growth.	You want an investment that is geared for growth and are willing to accept above average risk.	You are an aggressive investor and can tolerate short-term market swings.
Shorter Investment Time Horizon < --------------------------------------------------------------------------------- > Longer Investment Time Horizon Investor Objective

Primarily preservation of capital	Moderate growth	Steady growth in asset values	Moderately high growth in asset values	High growth in asset values
Risk Characteristics

There may be some losses in the values of the investment as asset values fluctuate.	There may be some losses in the values of the investment from year to year.	There will probably be some losses in the values of the underlying investments from year to year.

		Fluctuations in value should be less than those of the overall stock markets.	Some of these might be large, but the overall fluctuations in asset values should be less than those of the U.S. stock market.
Lower Risk < ------------------------------------------------------------------------------------- > Higher Risk Asset Class Target Exposure

	Model A	Model B	Model C	Model D	Model E

Cash	13%	6%	3%	3%	2%

Bonds	62	49	37	20	5

Domestic Stocks	20	34	44	59	70

International Stocks	5	11	16	18	23

Portfolio Optimization Model Target Allocations as of May 6, 2005

	Model A	Model B	Model C	Model D	Model E

Large-Cap Growth	—	6%	4%	4%	4%

American Funds Growth-Income	—	—	3	4	8

American Funds Growth	—	—	3	6	10

Diversified Research	3%	4	4	3	3

Short Duration Bond	24	16	7	4	—

Growth LT	—	—	2	2	5

Mid-Cap Value	4	7	8	12	7

International Value	3	5	5	5	9

International Large-Cap	3	8	10	13	15

Equity Index	—	—	2	6	7

Small-Cap Index	—	—	3	3	2

Fasciano Small Equity	—	—	—	4	5

Small-Cap Value	—	3	2	—	—

Main Street Core	7	7	7	6	4

Emerging Markets	—	—	4	4	4

Managed Bond	19	16	14	6	—

Inflation Managed	14	13	11	6	—

Money Market	10	3	—	—	—

High Yield Bond	6	4	3	—	—

Large-Cap Value	4	5	5	6	7

Comstock	3	3	3	3	3

Real Estate	—	—	—	3	5

VN Small-Cap Value	—	—	—	—	2

Less Volatile < ---------------------------------------------------------------- > More Volatile

9

Supplement dated March 20, 2006 to the
Statement of Additional Information Dated May 1, 2005 for
M’s Versatile Product Flexible Premium Universal Life Insurance Policies
(the “policy”)
Issued by Pacific Life Insurance Company
The following is added to MORE ON THE OPTIONAL RIDERS:
Guaranteed Minimum Distribution Rider
Guarantees minimum annual distributions from the policy’s accumulated value over a specified period of time following exercise of the rider. The rider may be purchased at policy issue for policies issued on or after April 17, 2006, subject to state availability. The rider is available for an insured who is age 65 or younger, and the policy death benefit qualification test elected is the guideline premium test. The monthly charge for this rider will be shown in your policy specifications pages.
The distribution period is the period of time during which distributions are guaranteed under this rider. Distributions are payments from the policy’s accumulated value to you, or to a person designated by you. This includes a withdrawal, a loan, a withdrawal necessary to maintain the policy’s qualification as life insurance under federal tax law, or any combination thereof. For most policies not issued under a 1035 exchange, requested distributions under this rider are in the form of a withdrawal until withdrawals equal the sum of premiums paid. For policies issued as a 1035 exchange or where the insured has been substituted, requested distributions under this rider are in the form of a withdrawal to the extent such distributions are no includible in gross income according to federal tax law. After all available withdrawals have been taken, additional distributions are taken as policy loans. Consult your tax adviser for complete information about distributions that may apply to your circumstances and your policy.
You must send us a written request to exercise this rider. The exercise effective date of the rider will be the monthly payment date on or next following the date we receive your written request to exercise this rider or, if later, the date all conditions to exercise the rider have been met. You may also elect to reset the rider after it has been exercised. If you exercise your right to reset this rider, the date the rider is reset will become the new exercise effective date. You should consult your investment professional to determine if resetting the rider is right for your current circumstances.
On any exercise effective date we will determine your guaranteed distribution basis. The guaranteed distribution basis is equal to your policy’s net accumulated value, which is the policy’s accumulated value less any outstanding loan amount. The guaranteed distribution basis does not change during the distribution period, unless you elect to reset the rider.
The distribution option you elect will determine both the distribution period and the amount of the guaranteed annual distribution. The guaranteed annual distribution is the guaranteed amount you may take as distributions each policy year during the distribution period. Distributions taken in any policy year under this rider may be for an amount less than or equal to the guaranteed annual distribution, and may be taken any time during the distribution period. You may elect one of the following two distribution options on the exercise effective date:
•	Age 100 Option — The distribution period under this option is the period of time from the exercise effective date until the earlier of the insured’s age 100 or the insured’s death. The guaranteed annual distribution under this option is equal to the policy’s accumulated value multiplied by the guaranteed distribution percentage for the insured’s attained age, with the result reduced by 5% of any outstanding loan amount, all as of the exercise effective date.

•	Principal Option — The distribution period under this option is the period of time until the total guaranteed annual distributions paid to you are at least equal to the guaranteed distribution basis. The guaranteed annual distribution under this option is equal to the policy’s accumulated value multiplied by the guaranteed distribution percentage for the insured’s attained age, with the result reduced by 7% of any outstanding loan amount, all as of the exercise effective date.
The Age 100 Option provides a guaranteed annual distribution amount each policy year until you reach age 100. The Principal Option provides a larger guaranteed annual distribution amount, with the distribution period dependent on the amount and timing of your distributions.

The guaranteed distribution percentages will be shown in your policy specifications. The guideline level premium for your policy is shown in the policy specifications or in a later supplemental schedule of coverage.
To exercise the rider, or to reset the rider after exercise, each of the following conditions must be true as of the effective date:
1.	The insured is at least age 55.
2.	The policy’s death benefit option is Option A.
3.	No riders with regularly scheduled charges are in effect, other than this rider and any term insurance rider on the insured. If any such riders are in effect, you must request to terminate the riders before exercising this rider.
4.	No increase(s) in face amount of any term insurance rider on the insured is scheduled to take effect after the exercise of this rider. If any such increases in face amount are scheduled, you must request to cancel the increases before exercising this rider.
5.	If the insured is assigned a risk classification other than standard, any nonstandard rating has expired.
6.	Any amounts allocated to the variable accumulated value are allocated under an asset allocation model of an asset allocation program established and maintained by us. Not all models we offer under any asset allocation program established and maintained by us may be eligible for use with this rider. This means you may not allocate among the variable investment options at your discretion. You may also allocate accumulated value to the Fixed account and/or Fixed LT account.
7.	a) The policy’s accumulated value is at least 200% of the policy’s face amount, and the guaranteed annual distribution under this rider is greater than or equal to the negative of the policy’s guideline level premium, or
b) The policy’s accumulated value is at least the exercise eligibility percentage shown in the policy specifications multiplied by the face amount, and the guaranteed annual distribution is greater than or equal to the negative of the guideline level premium and less than or equal to $1 plus the negative of the guideline level premium. The exercise eligibility percentage will never exceed 120%.
Please contact us to find out if you are eligible to exercise or reset your rider.
If any policy change needed to meet the exercise conditions of this rider would cause the policy to become classified as a modified endowment contract for federal tax purposes, you will first need to provide a written request to accept a modified endowment contract classification for this policy. In such case, you should first consult your tax advisor.
You may elect to reset this rider. The effective date for resetting the rider will be the policy anniversary on or next following the date we receive your written request, which will become your new exercise effective date. When you request to reset the rider, we will calculate a new guaranteed distribution basis based on your policy’s net accumulated value, and a new guaranteed annual distribution amount and distribution period based on the accumulated value, the outstanding loan amount and the distribution option you choose, all as of your new exercise effective date. Your monthly charge for this rider is based on the guaranteed distribution basis in effect as of the most recent exercise effective date. Resetting the rider may increase or decrease your monthly charge.
Resetting the rider may increase the guaranteed annual distribution amount if there has been an increase in your policy’s accumulated value since the last exercise effective date of the rider. At the time you reset the rider, you may choose a different distribution option than you elected on the prior exercise effective date. Choosing a different distribution option may extend or reduce the length of time you receive guaranteed distributions. Choosing a different distribution option may also increase or decrease the amount of your guaranteed annual distribution. You should consult with your investment professional to determine if resetting the rider is right for your current circumstances. You can ask your registered representative for illustrations showing how resetting the rider may affect your accumulated value, death benefit and policy charges.
When you request to reset the rider, a reset charge may be deducted from your accumulated value prior to the new exercise effective date. We calculate a reset charge basis, which is equal to your policy’s net accumulated value immediately prior to resetting the rider, plus the total distributions taken since the most recent exercise effective date, minus the guaranteed distribution basis prior to reset. If the reset charge basis is equal to or less than zero, no charge will be deducted from your accumulated value on the new exercise effective date. If the reset charge basis is greater than zero, we multiply the reset charge basis by the reset charge rate shown in your policy specifications. The reset charge rate varies depending on the number of policy years completed since the most recent exercise effective date, and will never exceed 25% of the reset charge basis. There will only be a reset charge if there has been an increase in guarantee benefits.
An example:
For a policy where:
•	the previous exercise effective date was 4 years prior to currently requested reset of rider

•	the guaranteed distribution basis on the last exercise effective date was $250,000

•	the total distributions taken since the last exercise effective date were $56,000
•	the net accumulated value on date of reset of rider is $300,000
•	the reset charge rate is 4%
The reset charge basis will be $106,000 ($300,000 – $250,000 + $56,000 = $106,000), and the reset charge deducted from the accumulated value prior to calculating the new guaranteed annual distribution will be $4,240.00 ($106,000 x 4% = $4,240.00).
If the policy in the example above had a net accumulated value of $190,000 on the date of reset of rider, the reset charge basis would be $0 ($190,000 – $250,000 + $56,000 = –$4,000), and the reset charge would be $0, because the reset charge basis is equal to or less than $0.
Any withdrawal which occurs after the exercise of this rider will reduce the policy’s face amount as follows:
•	If the total distributions taken excluding withdrawals includible in gross income according to federal tax law, are less than the total premiums paid, we will limit any reduction in face amount so that the negative of your policy’s guideline level premium will not be greater than the guaranteed annual distribution; and
•	If the total distributions taken by withdrawal, excluding withdrawals includible in gross income according to federal tax law, are at least equal to the total premiums paid, we will reduce the face amount so that the policy’s death benefit will be equal to the minimum death benefit calculated under the guideline premium test. In such case, because the policy’s death benefit will not depend on its face amount, we will set the face amount to a minimal amount we establish for this purpose. The policy’s face amount is shown on your policy’s annual report.
If an immediate reduction in face amount after a withdrawal under this rider would cause the policy to become a modified endowment contract, such reduction may be deferred until such time as the reduction would not cause the policy to become a modified endowment contract.
This rider has a no-lapse feature. After exercise of this rider, if the net accumulated value on any monthly payment date is less than the sum of the monthly deduction plus any guaranteed annual distribution not yet taken in the current policy year, we will increase your accumulated value in the Fixed LT account by an amount called the guaranteed maximum distribution credit. The guaranteed maximum distribution credit is equal to A + B , where:
A =	the monthly deduction for the current policy month plus the difference between the interest charged on any policy loan and the interest credited on the loan account, and
B =	the distribution factor for the current policy month.
The amount of any guaranteed maximum distribution credit paid into your policy’s accumulated value will be sufficient to cover any policy charges and any guaranteed annual distribution amount not yet taken in the policy year in which it occurs. Once a guaranteed maximum distribution credit has been applied to your policy’s accumulated value, any elective transfer from the Fixed LT account will terminate this rider.
You are always guaranteed to take total annual distributions at least equal to your guaranteed annual distribution without terminating the rider or your policy. However, if your requested distributions exceed the guaranteed annual distribution amount, you may cause your rider to terminate. If the rider terminates, it may also cause your policy to lapse, if your accumulated value is insufficient to cover policy charges.
Each time you take a distribution, we calculate a maximum allowable distribution. If a distribution exceeds the maximum allowable distribution in effect prior to the current distribution, your rider will terminate and provides no additional benefit. How we calculate the maximum allowable distribution is determined by the distribution option in effect.
We calculate a distribution factor that is used in the calculation of the guaranteed maximum distribution credit. Prior to calculating the distribution factor, we calculate the cumulative distribution factor. The cumulative distribution factor is zero on the exercise effective date and is calculated each time a distribution is taken. If a guaranteed maximum distribution credit has not previously been paid, the cumulative distribution factor is equal to the total distributions since the exercise effective date. If a guaranteed maximum distribution credit has previously been paid, the cumulative distribution factor is equal to the cumulative distribution factor immediately prior to the calculation plus the distribution factor at the time of the calculation. The distribution factor is equal to zero on the exercise effective date and on any day other than a policy anniversary. On any policy anniversary after the exercise effective date, we calculate the distribution factor as follows. For the Age 100 Option, the distribution factor is equal to the guaranteed annual distribution. For the Principal Option, the distribution factor is equal to zero if the cumulative distribution factor previously calculated is at least equal to the guaranteed distribution basis, otherwise it is equal to the lesser of the guaranteed annual distribution or the result of the guaranteed distribution basis minus the most recent cumulative distribution factor immediately prior. The cumulative distribution credit is also used in the calculation of the maximum allowable distribution described below.

For the Age 100 Option, the maximum allowable distribution equals A – B, or, if greater, C – D – ((1 – (E / 0.05)) x F), where:
A = guaranteed annual distribution
B = total distributions taken in the current policy year
C = accumulated value
D = outstanding loan amount
E = the guaranteed distribution percentage for the insured’s age as of the date of calculation
F = the greater of the policy’s face amount or the accumulated value.
An example
For a policy with:
A = a guaranteed annual distribution of $4,500
B = total distributions of $2,000 taken in the current policy year
C = accumulated value of $1,000
D = an outstanding loan amount of $0
E = the guaranteed distribution percentage for the insured’s current age is 4.70%
F = a policy face amount of $40,000
The maximum allowable distribution is $2,500, which is the greater of $2,500 ($4,500 – $2,000) or –$1,400 ($1,000 – $0 – ((1 – (4.70%/0.05)) x $40,000).
If the policy had an accumulated value of $120,000, the maximum allowable distribution is $112,800, which is the greater of $2,500 (($4,500 – $2,000) or $112,800 ($120,000 – $0 – ((1 – (4.70%/0.05)) x $120,000).
For the Principal Option, the maximum allowable distribution equals A – B, or, if greater, the lesser of (C – D – ((1 – (E / 0.07)) x F)) or (G – H) where:
A through F are the same as for the Age 100 Option shown directly above
G = the guaranteed distribution basis
H = the prior cumulative distribution factor.
An example
For a policy with:
A = a guaranteed annual distribution of $6,000
B = total distributions of $2,000 taken in the current policy year
C = accumulated value of $0 – 1,000
D = an outstanding loan amount of $0
E = the guaranteed distribution percentage for the insured’s current age is 6.30%
F = a policy face amount of $40,000
G =a guaranteed distribution basis of $100,000
H = a cumulative distribution factor of $25,000
The maximum allowable distribution is $4,000 which is the greater of $4,000 ($6,000 – $2,000) or the lesser of –$3,000 ($1,000 – $0 – ((1 – (6.30%/0.07)) x $40,000) or $75,000 ($100,000 – $25,000)).

If the policy had an accumulated value of $120,000, the maximum allowable distribution is $75,000, which is the greater of $4,000 (($6,000 – $2,000) or the lesser of $108,000 ($120,000 – $0 – ((1 – (6.30%/0.07)) x $120,000) or $75,000 ($100,000 – $25,000)).
The amount A-B is the difference between the guaranteed annual distribution and the total distributions taken to date. The maximum allowable distribution will never be less than this amount. Each year you will always be able to take distributions that total at least your guaranteed annual distributions.
The amount (C-D-((1-(E/0.05)) for the Age 100 Option and (C-D((1-E/0.07)) for the Principal Option is the amount of accumulated value that exceeds the current outstanding loan amount and an amount that Pacific Life deems necessary to cover future policy charges. If the policy’s net accumulated value is greater than the amount reserved to cover future charges, then this calculation will increase the maximum allowable distribution. If you have elected the principal option, this calculation will only increase the maximum allowable distribution up to the term G-H.
The amount G-H (applicable only to the Principal Option) is the difference between the total amount of distributions that were guaranteed to be taken over the guarantee period and the total distributions for which you have already taken and/or received guaranteed maximum distribution credit(s). In the event that this amount is larger than A-B, the maximum allowable distribution may be increased.
If your total distributions in any policy year exceed the guaranteed annual distribution, but are less than the maximum allowable distribution, we will reduce the guaranteed annual distribution. The reduced guaranteed annual distribution will be effective immediately and will apply for future years in the distribution period. The reduced distribution will be equal to the guaranteed annual distribution before the reduction multiplied by ((A-B) / (A-C)) where:
A =	maximum allowable distribution
B =	current distribution taken
C =	the greater of zero or the result of the guaranteed annual distribution minus the total distributions taken in the current policy year prior to the current distribution.
If the policy lapses before the rider is exercised, and the policy is later reinstated, the rider will also be reinstated. If the policy lapses after the rider is exercised, and the policy is later reinstated, the rider will not be reinstated.
This rider is effective on the policy date unless otherwise stated. It will end upon the earliest of your written request, termination of the policy, or if any of the following occur after the exercise effective date:
1.	there is an increase in the policy’s face amount
2.	you change the death benefit option
3.	any distribution exceeds the maximum allowable distribution
4.	you request a transfer from the Fixed LT account if, prior to such transfer, a guaranteed maximum distribution credit has been made
5.	you add any rider with charges due
6.	any portion of the accumulated value is allocated to an investment option other than a fixed option or an asset allocation model eligible for use under this rider.
No provisions of this rider are intended to modify any of the policy’s federal tax qualification provisions
Long term performance rider
Improves long term performance by reducing monthly deductions from the policy’s accumulated value. The rider may be purchased at policy issue for policies issued on or after April 17, 2006, subject to state availability. The rider is available for insureds between age 20 through 70. It is not available on a policy where you select the cash value accumulation test, or an optional accounting benefit rider or termination credit rider.
If you believe you may surrender the policy within the first 10 policy years, or that you will not make sufficient premium payments to meet the minimum premium requirement for this rider and keep the reduced M&E risk face amount charges in effect for the 10 full policy years, this rider may not be beneficial for you.
This rider provides reduced M&E risk face amount charges (preferred charges) that are less than the M&E risk face amount charges for a policy without this rider. The preferred charges apply to the initial face amount of your policy and the initial face amount schedule of any additional coverage under an annual renewable term rider. Your policy specifications include M&E risk face amount charges for your policy and any annual renewable term rider. The guaranteed maximum preferred charges provided by this long term performance rider for your policy and any annual renewable term rider are shown in the rider specifications.
The rider also increases the rates used to calculate your policy’s surrender charge for the initial face amount, so that if you surrender your policy, its surrender charge will be greater than that of a policy without this rider during the first 10 policy years. The surrender charge information in your policy specifications will reflect the rates used under this rider.
The preferred charges will apply to monthly deductions taken in the first policy year. Thereafter, to be eligible for the preferred charges, on each policy anniversary while the rider is in effect your total premiums paid, less total withdrawals, must equal or exceed the long term performance rider minimum premium requirement (LTP premium requirement). The LTP premium requirement on each policy anniversary is equal to the long term performance rider minimum premium amount (LTP premium amount) multiplied by the number of policy years completed. The LTP premium amount is determined at policy issue and is 90% of the guideline level premium or 7-pay premium, whichever is less. The LTP premium amount for your policy is shown in the policy specifications pages, and does not change after policy issue.
Thirty days prior to each policy anniversary while the rider is in effect, we determine if you have paid sufficient premium, less total withdrawals, to continue receiving the preferred charges under the rider. We will notify you of any additional premium necessary to continue the preferred charges. On each policy anniversary, if you meet the LTP premium requirement, we will use the preferred charges for the monthly deduction taken on the policy anniversary and each monthly payment date during the following policy year. If you have not met the LTP premium requirement as of a policy anniversary, the monthly deduction on that policy anniversary and thereafter will be calculated using the M&E risk face amount charges for your policy, and any annual renewable term rider.
During a policy year where the LTP premium requirement is not met on the policy anniversary, we will check your policy each month before taking the monthly deduction to see if you have paid additional premium. If you make a premium payment, and after such premium payment your total premiums paid, less total withdrawals, is sufficient to equal or exceed the LTP premium requirement calculated on the preceding policy anniversary, we will use the preferred charges in the monthly deduction calculation for the remainder of that policy year. The preferred charges will apply for the monthly payment date on or following the date we receive the premium payment which meets the LTP premium requirement, and continue until the next policy anniversary. If the LTP premium requirement is not met during a policy year, eligibility for the preferred charges can still be reinstated at any time before the rider expires by meeting the LTP premium requirement in a later year.
For example: For a policy with an LTP premium amount of $1,000 to qualify for the preferred charges during the fifth policy year, total premiums paid, less any withdrawals, must equal or exceed $4,000 on the fourth policy anniversary ($1,000 x 4 policy years completed). If the total premiums paid less any withdrawals is less than $4,000 on the fourth policy anniversary, your monthly deduction on the policy anniversary will be calculated using the M&E risk face amount charges for your policy, and any annual renewable term rider, as shown in your policy specifications. If additional premium is paid after the fourth policy anniversary, but before the fifth policy anniversary, and the additional premium is sufficient to bring the total premiums paid less any withdrawals to an amount at least equal to $4,000 on a monthly payment date, any remaining monthly deductions for the fifth policy year will be calculated with the preferred charges shown in the rider specifications.
The increased surrender charge rates resulting from this rider do not change for the duration of the rider, even if the LTP premium requirement is not met.
You elect a long term performance rider percentage at the time you apply for the rider. The long term performance rider percentage can be set from 1% to 100%, but the long term performance rider percentage for any policy will never be set so that the M&E Risk face amount charge is less than $0. A policy with a higher long term performance rider percentage will have a greater reduction in the M&E risk face amount charge rates than an otherwise identical policy with a lower long term performance rider percentage. It will also have a greater increase in the rates used to calculate the surrender charge. This means the policy with a higher long term performance rider percentage will have a lower cash surrender value if it is surrendered during the first 10 policy years. The long term performance rider percentage will be shown in your policy specifications pages, and the surrender charge shown in your policy specifications will reflect the changes made to the underlying rates by the long term performance rider percentage applied under this rider.
An example:
For a male non-smoker who is age 45 at policy issue, and the policy is issued with guideline premium test and Death Benefit Option A:

	Monthly Mortality and Expense Risk Face	Maximum Surrender Charge per
LTP Percentage	Amount Charge per$1,000 of Face Amount	$1,000 of Face Amount*

0% (policy without rider)	$0.36	$2.07
25%	$0.35	$5.01
50%	$0.34	$7.94
100%	$0.32	$13.80
* Surrender charge at the end of policy year 1.

There is no direct charge for this rider other than through the increased surrender charge if the policy is surrendered while the rider is in force.
The rider is effective on the policy date and continues in force until the tenth policy anniversary, at which time it expires. If the policy lapses and is later reinstated, the rider will also be reinstated. You cannot terminate this rider.
Minimum earnings benefit rider
Allows allocation to the variable options while providing minimum earnings protection at rider maturity. The rider may be purchased at policy issue for policies issued on or after April 17, 2006, subject to state availability. The rider is available for an insured who is age 60 or younger. The monthly charge for this rider will be shown in your policy specifications pages.
To be eligible for this rider, any amounts allocated to the variable accumulated value must be allocated under an asset allocation model. This means you may not allocate among the variable investment options at your discretion. Not all models we offer under any asset allocation program established and maintained by us may be eligible for use with this rider. Currently, portfolio optimization Model E is not available for use with this rider. You may also allocate accumulated value to the Fixed account and/or Fixed LT account.
This rider provides that your policy’s accumulated value will be equal to the greater of the policy’s accumulated value immediately prior to rider maturity or the alternate accumulated value.
You elect a rider maturity date when you apply for this rider. Once selected, the rider maturity date may not be changed. The rider maturity date may be set from 10 to 15 years from the date of issue. The length of time before the rider matures affects the alternate accumulated value monthly factor and the alternate premium load, both used in the calculation of the alternate accumulated value and shown in your policy specifications. The alternate accumulated value monthly factor will never be less than 1.00295. The alternate premium load will never be greater than 25%.
The alternate accumulated value is a calculated value reflecting a minimum level of earnings for the policy. The alternate accumulated value is initially zero and is calculated on each monthly payment date, including the policy date. The alternate accumulated value calculated on any monthly payment date is equal to:
•	the alternate accumulated value immediately prior to the calculation,
•	increased by any premiums paid since the prior monthly payment date, less the alternate premium load,
•	reduced by the policy’s actual monthly deduction on the monthly payment date and any other policy charges since the prior monthly payment date, and
•	reduced by any withdrawals that have been taken since the prior monthly payment date,
•	with the result multiplied by the alternate accumulated value monthly factor.
If your policy’s alternate accumulated value is greater than your policy’s accumulated value and you take a loan or withdrawal, we reserve the right to reduce the alternate accumulated value so that the alternate accumulated value is reduced in the same proportion as the policy’s accumulated value as a result of such loan or withdrawal.
An example
For a policy with:
•	An accumulated value of $100,000
•	An alternate accumulated value of $120,000
If you request a withdrawal of $10,000, the accumulated value following the withdrawal will be $90,000 ($100,000 - $10,000), which is a reduction of 10%. We will then reduce the alternate accumulated value to $108,000 ($120,000 - 10% = $120,000 - $12,000 = $108,000).
While this rider is in force, the policy will not enter the grace period as long as either the policy’s accumulated value or the alternate accumulated value, each less any outstanding loan amount, is sufficient to cover the monthly deduction due on a monthly payment date.
There is a minimum premium requirement to keep this rider in force. The minimum premium requirement to keep this rider in force, and the minimum premium date by which premiums paid must equal or exceed the minimum premium requirement, will be shown on your policy specifications. The minimum premium requirement will never exceed 450% of your policy’s guideline level premiums at policy issue, and must be paid by the end of the ninth policy year. If you do not pay enough premium by the minimum premium date to satisfy the minimum premium requirement, we will send you a rider grace period notice stating the amount of additional premium you must pay to keep the rider in force and the date, not less than 31 days after our mailing of the notice, by which we must receive such additional premium. If we have not received the additional premium by that date, this rider will terminate and no further benefits will be provided by the rider.
On the rider maturity date, we will set the policy’s accumulated value to be equal to the alternate accumulated value, if the latter is larger, and the rider will terminate unless you elect to renew it. Before the rider maturity date, the alternate accumulated value has no effect on the policy’s accumulated value and provides no minimum earnings. This rider provides no guarantee of any particular interest rate or dollar amount. The alternate accumulated value may be less than the policy’s accumulated value and may be less than the total premium paid.
You may elect to renew the rider at rider maturity. If you renew the rider, you will elect a new rider maturity date based on the options available at the time you renew, and we will send you a supplemental schedule of coverage which will show the specifications for the renewed rider. The rider specifications, including the rider charge and alternate premium load, may differ after renewal of the rider. To renew this rider, we must receive your written request to renew at least 30 days prior to the rider maturity date.
If you renew this rider, the initial alternate accumulated value will be equal to the policy’s accumulated value after any increase on the prior rider maturity date, multiplied by the result of 1 minus the alternate premium load shown on the supplemental schedule of coverage for the renewed rider. All provisions of the rider will continue after renewal, but based on the supplemental schedule of coverage for the renewed rider.
This rider is effective on the policy date unless otherwise stated. It will end upon the earliest of your written request, termination of the policy, if any portion of the accumulated value is allocated to an investment option other than a fixed option or an asset allocation model eligible for use under this rider, at the end of the rider grace period if you have not paid sufficient premium to keep the rider in force, or the rider maturity date if you do not elect to renew this rider.
The following is added to MORE ON POLICY CHARGES:
The section entitled Underwriting methods is changed to Underwriting methods and nonstandard ratings.
The following is added to Underwriting methods and nonstandard ratings:
If we determine from the application for insurance, or any later evidence of insurability, that the insured presents a risk not accounted for by our standard risk classes, typically due to medical history, profession or hobby, we may still issue a coverage segment with higher or additional charges, referred to as a nonstandard rating. Most insurance companies have a similar process. The policy charges may be multiplied by a nonstandard table factor as appears in the Appendices of your policy’s prospectus. In certain cases, there may be an additional flat-rate charge for a period specified at the time the coverage segment is issued. If we determine that a nonstandard rating applies to your coverage segment, you will be notified of the applicable charges, inclusive of any additional rate or charge, at the time the coverage segment is issued.
Ask your registered representative for more detailed information regarding nonstandard ratings that may apply to your policy due to medical history, profession or hobby.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. [1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. [1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[12]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers [2]

	(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc. [12]

(4)	(a)	Flexible Premium Variable Life Insurance Policy (P98-52M) [1]

	(b)	Annual Renewable Term Rider (form R98-ART) [1]

	(c)	Accounting Benefit Rider (form R98-ABR) [1]

	(d)	Accelerated Living Benefit Rider (form R92-ABR) [1]

	(e)	Spouse Term Rider (form R98-SPT) [1]

	(f)	Children’s Term Rider (form R84-CT) [1]

	(g)	Waiver of Charges (form R98-WC) [2]

	(h)	Accidental Death Benefit (form R84-AD) [1]

	(i)	Guaranteed Insurability Rider (form R84-GI) [1]

	(j)	Disability Benefit Rider (form R84-DB) [1]

	(k)	M&E Risk Charge Endorsement [4]

	(l)	Endorsement (E9852T) [4]

	(m)	Estate Tax Repeal Rider [5]

	(n)	Waiver of Charges (form R98-WC) [9]

	(o)	Guaranteed Insurability Rider (form R84-GI) [9]

	(p)	Flexible Premium Variable Life Insurance Policy (P04MVP) [10]

	(q)	Short Term No Lapse Guarantee Rider [10]

	(r)	Annual Renewable Term Rider (R04ART) [10]

	(s)	Accounting Benefit Rider (R04ABR) [10]

	(t)	Overloan Protection Rider (R05OLP) [11]

	(u)	Termination Credit Rider I (R05TC1) [11]

	(v)	Termination Credit Rider II (R05TC2) [11]

	(w)	Long-term Performance Rider [15]

	(x)	Minimum Earnings Benefit Rider [15]

	(y)	Guaranteed Minimum Distribution Rider [15]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire [5]

(6)	(a)	Bylaws of Pacific Life Insurance Company [1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company [1]

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company [14]

	(d)	Pacific Life Insurance Company Bylaws As Amended September 1, 2005 [14]

(7)	(a)	Form of Reinsurance Contract [8]

	(b)	Form of Reinsurance Contract with M-Life Insurance Company [10]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund [3]

	(b)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [3]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 [5]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 [5]

	(e)	Addendum to Participation Agreement with M Fund Inc. 8/7/00 [5]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02 [7]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01 [6]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02 [7]

	(i)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [9]

	(j)	Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04 [10]

	(k)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[11]

	(l)	Service Contract with Fidelity Distributors Corporation[11]

	(m)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[12]

	(n)	Administrative Services Agreement with FAM Distributors, Inc.[11]

	(o)	Participation Agreement with T. Rowe Price Equity Series, Inc.[12]

	(p)	Administrative Service Agreement with T. Rowe Price Associates, Inc.[12]

	(q)	Participation Agreement with Van Eck Worldwide Insurance Trust[12]

	(r)	Service Agreement with Van Eck Securities Corporation[11]

	(s)	Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research and Management Company. [12]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered [10]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[13]

	(b)	Consent of outside counsel[13]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures [1]

(18)	Power of Attorney [7]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on August 10, 1998, File No. 333-61135, Accession Number 0001017062-98-001706.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

[3]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

[4]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on December 1, 2000, File No. 333-61135, Accession Number 0001017062-00-002423.

[5]	Filed as part of Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 via EDGAR on April 26, 2001, File No. 333-61135, Accession Number 0001017062-01-500099.

[6]	Filed as part of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 via EDGAR on December 28, 2001, File No. 333-61135, Accession Number 0001017062-01-500992.

[7]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 via EDGAR on April 30, 2002, File No. 333-61135, Accession Number 0001017062-02-000841.

[8]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 via EDGAR on February 20, 2003, File No. 333-61135, Accession Number 0001017062-03-000287.

[9]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on April 29, 2003, File No. 333-61135, Accession Number 0001017062-03-000982.

[10]	Filed as part of Post-Effective Amendment No. 21 to the Registration Statement on Form N-6 via EDGAR on March 1, 2004, File No. 333-61135, Accession Number 0001193125-04-032162.

[11]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-61135, Accession Number 0000892569-05-000053.

[12]	Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

[13]	Filed as part of Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 via EDGAR on April 22, 2005, File No. 333-61135, Accession Number 0000892569-05-000274.

[14]	Filed as part of Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-61135, Accession Number 0000892569-05-001148.

[15]	Filed as part of Post-Effective Amendment No. 27 to the Registration Statement on Form N-6 via EDGAR on December 23, 2005, File No. 333-61135, Accession Number 0000892569-05-001358.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
James T. Morris	Chief Operating Officer
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life Insurance Company (Pacific Life) or Pacific Select Exec Separate Account.
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).
PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp^	Delaware	98
Pacific Life Insurance Company +	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select Group, LLC	Delaware	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
United Planners Insurance Agency of Massachusetts, Inc.	Massachusetts	100
Waterstone Financial Group, Inc.	Illinois	100
Sorrento Pacific Financial, LLC	California	15
Pacific Select Group, LLC	Delaware	100
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, Inc. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Confederation Life and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	43
AMF-ACM Finance LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Grayhawk Golf Holdings LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf LLC	Nevada	100
The Oaks Golf Club, LLC	Delaware	100
CW Atlanta LLC	Delaware	100
CityWalk Towers, LLC	Delaware	90
College Savings Bank	New Jersey	100
College Savings Trust	Montana	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Aviation Capital Group Holding Corp.	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition VIII LLC	Delaware	34
ACG Acquisition XIV LLC	Delaware	20
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust (Statutory Trust)	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition XXI LLC	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition IX LLC	Delaware	33
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II (Statutory Trust)	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37-38 LLCs	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 – 36 and 39 LLCs	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc. #	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
V2500 Statutory Trust	Connecticut	100
Boullioun Portfolio Finance IV LLC	Nevada	100
Rainier Aircraft Investment Notes Trust (Statutory Trust)	Delaware	100
Desert Rainier LLC	Nevada	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
(Statutory Trust)
BAHC (Bermuda) One Limited	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
Bellevue Coastal Leasing LLC	Washington	100
Northern Aircraft Leasing AS	Norway	100
29141 Statutory Trust	Connecticut	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100

#	means abbreviated structure

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Allianz-PacLife Partners LLC and Pacific Financial Products, Inc. own the Class E units.

^	Pacific Life ESOP owns 2%

+	Pacific Life owns a direct membership interest in Allianz-PacLife Partners LLC

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter
Peter S. Deering	Director & SVP, Strategic Growth
John L. Dixon	Director, President
Adrian S. Griggs	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP, Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Michael S. Graham	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(1)	(2)	(3)	(4)	(5)

Compensation on Events
Occasioning
Name of	Net Underwriting	the Deduction of a Deferred	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Sales Load	Commissions	Compensation
PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 16th day of March, 2006.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 16th day of March, 2006.

By:	PACIFIC LIFE INSURANCE COMPANY (Registrant)

By:

Thomas C. Sutton* Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	* Thomas C. Sutton	Director, Chairman of the Board and Chief Executive Officer	, 2006

	* Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer	, 2006

	* David R. Carmichael	Director, Senior Vice President and General Counsel	, 2006

	* Audrey L. Milfs	Director, Vice President and Corporate Secretary	, 2006

	* James T. Morris	Chief Operating Officer	, 2006

	* Edward Byrd	Vice President, Controller and Chief Accounting Officer	, 2006

	* Brian D. Klemens	Vice President and Treasurer	, 2006

*By:	/s/ DAVID R. CARMICHAEL		March 16, 2006

David R. Carmichael as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)